Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Silvercorp [Member]
Related Party Transactions (Details) - Schedule of Related Party Transactions [Line Items]
Silvercorp Metals Inc.	$ 56,102	$ 377,031